Supplemental guarantor financial information (Tables)	6 Months Ended
Jun. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of maturities of debt financings
The following table provides a summary of the outstanding AGAT/AICDC Notes as of June 30, 2019:

Maturities of AGAT/AICDC Notes
2019 - remaining	$—
2020	1,500,000
2021	2,600,000
2022	2,100,000
2023	1,200,000
Thereafter	4,350,000
$11,750,000

Condensed consolidated balance sheet

Condensed Consolidating Balance Sheet
	June 30, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$2	$155	$15	$496	$115	$—	$783
Restricted cash	—	—	—	1	186	—	187
Flight equipment held for operating leases, net	—	8,428	—	3,447	23,380	—	35,255
Maintenance rights and lease premium, net	—	500	—	73	385	—	958
Flight equipment held for sale	—	214	—	48	246	—	508
Net investment in finance and sales-type leases	—	496	—	83	424	—	1,003
Prepayments on flight equipment	—	1,003	—	5	1,954	—	2,962
Investments including investments in subsidiaries	10,984	1,530	9,214	6,343	136	(28,071)	136
Intercompany receivables	150	17,962	200	13,504	5,472	(37,288)	—
Other assets	73	466	111	1,134	939	(1,447)	1,276
Total Assets	$11,209	$30,754	$9,540	$25,134	$33,237	$(66,806)	$43,068
Liabilities and Equity
Debt	$—	$16,226	$1,436	$—	$11,358	$—	$29,020
Intercompany payables	2,181	3,510	4,201	12,347	15,077	(37,316)	—
Other liabilities	15	1,786	5	1,627	2,955	(1,418)	4,970
Total liabilities	2,196	21,522	5,642	13,974	29,390	(38,734)	33,990

Total AerCap Holdings N.V. shareholders’ equity	9,013	9,232	3,898	11,082	3,860	(28,072)	9,013
Non-controlling interest	—	—	—	78	(13)	—	65
Total Equity	9,013	9,232	3,898	11,160	3,847	(28,072)	9,078
Total Liabilities and Equity	$11,209	$30,754	$9,540	$25,134	$33,237	$(66,806)	$43,068

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Balance Sheet
	December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$3	$318	$6	$737	$140	$—	$1,204
Restricted cash	—	—	—	1	210	—	211
Flight equipment held for operating leases, net	—	9,455	—	3,317	22,280	—	35,052
Maintenance rights and lease premium, net	—	569	—	58	486	—	1,113
Flight equipment held for sale	—	26	—	—	158	—	184
Net investment in finance and sales-type leases	—	494	—	63	446	—	1,003
Prepayments on flight equipment	—	1,338	—	5	1,682	—	3,025
Investments including investments in subsidiaries	10,495	1,336	8,774	5,948	133	(26,553)	133
Intercompany receivables	130	17,305	67	12,325	5,375	(35,202)	—
Other assets	79	482	101	351	271	—	1,284
Total Assets	$10,707	$31,323	$8,948	$22,805	$31,181	$(61,755)	$43,209
Liabilities and Equity
Debt	$—	$17,257	$808	$8	$11,435	$—	$29,508
Intercompany payables	1,873	3,480	4,604	11,477	13,768	(35,202)	—
Other liabilities	6	1,791	2	688	2,333	—	4,820
Total liabilities	1,879	22,528	5,414	12,173	27,536	(35,202)	34,328

Total AerCap Holdings N.V. shareholders’ equity	8,828	8,795	3,534	10,565	3,659	(26,553)	8,828
Non-controlling interest	—	—	—	67	(14)	—	53
Total Equity	8,828	8,795	3,534	10,632	3,645	(26,553)	8,881
Total Liabilities and Equity	$10,707	$31,323	$8,948	$22,805	$31,181	$(61,755)	$43,209

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated income statement

Condensed Consolidating Income Statement
	Three Months Ended June 30, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$324	$—	$107	$755	$—	$1,186
Net gain on sale of assets	—	33	—	1	44	—	78
Other income (loss)	16	176	1	191	66	(433)	17
Total Revenues and other income	16	533	1	299	865	(433)	1,281
Expenses
Depreciation and amortization	—	112	—	46	261	—	419
Asset impairment	—	—	—	12	6	—	18
Interest expense	—	236	42	107	315	(367)	333
Leasing expenses	—	24	—	12	29	—	65
Selling, general and administrative expenses	15	17	—	34	64	(66)	64
Total Expenses	15	389	42	211	675	(433)	899
Income (loss) before income taxes and income of investments accounted for under the equity method	1	144	(41)	88	190	—	382
Provision for income taxes	—	(18)	5	(12)	(24)	—	(49)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	1	—	1
Net income (loss) before income from subsidiaries	1	126	(36)	76	167	—	334
Income (loss) from subsidiaries	330	139	265	279	(252)	(761)	—
Net income (loss)	$331	$265	$229	$355	$(85)	$(761)	$334
Net income attributable to non-controlling interest	—	—	—	(3)	—	—	(3)
Net income (loss) attributable to AerCap Holdings N.V.	$331	$265	$229	$352	$(85)	$(761)	$331

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Income Statement
	Three Months Ended June 30, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$406	$—	$71	$654	$—	$1,131
Net gain on sale of assets	—	23	—	5	24	—	52
Other income (loss)	22	192	(1)	178	104	(483)	12
Total Revenues and other income	22	621	(1)	254	782	(483)	1,195
Expenses
Depreciation and amortization	—	145	—	31	242	—	418
Asset impairment	—	—	—	—	14	—	14
Interest expense	—	258	42	108	278	(401)	285
Leasing expenses	—	27	—	8	68	—	103
Selling, general and administrative expenses	25	29	—	36	78	(82)	86
Total Expenses	25	459	42	183	680	(483)	906
(Loss) income before income taxes and income of investments accounted for under the equity method	(3)	162	(43)	71	102	—	289
Provision for income taxes	—	(21)	6	(8)	(15)	—	(38)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	3	—	3
Net (loss) income before income from subsidiaries	(3)	141	(37)	63	90	—	254
Income (loss) from subsidiaries	257	77	218	187	(177)	(562)	—
Net income (loss)	$254	$218	$181	$250	$(87)	$(562)	$254
Net income attributable to non-controlling interest	—	—	—	—	—	—	—
Net income (loss) attributable to AerCap Holdings N.V.	$254	$218	$181	$250	$(87)	$(562)	$254

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Income Statement
	Six Months Ended June 30, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$674	$—	$209	$1,465	$—	$2,348
Net gain on sale of assets	—	48	—	5	47	—	100
Other income (loss)	31	355	1	393	139	(881)	38
Total Revenues and other income	31	1,077	1	607	1,651	(881)	2,486
Expenses
Depreciation and amortization	—	236	—	90	519	—	845
Asset impairment	—	3	—	12	8	—	23
Interest expense	—	471	89	216	639	(748)	667
Leasing expenses	—	53	—	27	77	—	157
Selling, general and administrative expenses	31	36	—	68	129	(133)	131
Total Expenses	31	799	89	413	1,372	(881)	1,823
Income (loss) before income taxes and income of investments accounted for under the equity method	—	278	(88)	194	279	—	663
Provision for income taxes	—	(35)	11	(27)	(35)	—	(86)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	4	—	4
Net income (loss) before income from subsidiaries	—	243	(77)	167	248	—	581
Income (loss) from subsidiaries	566	196	439	433	(398)	(1,236)	—
Net income (loss)	$566	$439	$362	$600	$(150)	$(1,236)	$581
Net income attributable to non-controlling interest	—	—	—	(14)	(1)	—	(15)
Net income (loss) attributable to AerCap Holdings N.V.	$566	$439	$362	$586	$(151)	$(1,236)	$566

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Income Statement
	Six Months Ended June 30, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$799	$—	$127	$1,325	$—	$2,251
Net gain on sale of assets	—	36	—	13	92	—	141
Other income (loss)	35	371	2	344	139	(869)	22
Total Revenues and other income	35	1,206	2	484	1,556	(869)	2,414
Expenses
Depreciation and amortization	—	296	—	56	489	—	841
Asset impairment	—	—	—	—	16	—	16
Interest expense	—	442	79	212	536	(710)	559
Leasing expenses	—	63	—	19	154	—	236
Selling, general and administrative expenses	49	57	—	73	151	(159)	171
Total Expenses	49	858	79	360	1,346	(869)	1,823
(Loss) income before income taxes and income of investments accounted for under the equity method	(14)	348	(77)	124	210	—	591
Provision for income taxes	2	(44)	10	(15)	(30)	—	(77)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	6	—	6
Net (loss) income before income from subsidiaries	(12)	304	(67)	109	186	—	520
Income (loss) from subsidiaries	532	152	456	457	(443)	(1,154)	—
Net income (loss)	$520	$456	$389	$566	$(257)	$(1,154)	$520
Net income attributable to non-controlling interest	—	—	—	—	—	—	—
Net income (loss) attributable to AerCap Holdings N.V.	$520	$456	$389	$566	$(257)	$(1,154)	$520

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated statement of comprehensive income

Condensed Consolidating Statement of Comprehensive Income
	Three Months Ended June 30, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$331	$265	$229	$355	$(85)	$(761)	$334
Other comprehensive loss:
Net change in fair value of derivatives, net of tax	—	—	—	(55)	(3)	—	(58)
Total other comprehensive loss	—	—	—	(55)	(3)	—	(58)
Comprehensive income (loss)	331	265	229	300	(88)	(761)	276
Comprehensive income attributable to non-controlling interest	—	—	—	(3)	—	—	(3)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$331	$265	$229	$297	$(88)	$(761)	$273

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Comprehensive Income
	Three Months Ended June 30, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$254	$218	$181	$250	$(87)	$(562)	$254
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	6	1	—	7
Total other comprehensive income	—	—	—	6	1	—	7
Comprehensive income (loss)	254	218	181	256	(86)	(562)	261
Comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	—
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$254	$218	$181	$256	$(86)	$(562)	$261

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Comprehensive Income
	Six Months Ended June 30, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$566	$439	$362	$600	$(150)	$(1,236)	$581
Other comprehensive loss:
Net change in fair value of derivatives, net of tax	—	—	—	(89)	(5)	—	(94)
Total other comprehensive loss	—	—	—	(89)	(5)	—	(94)
Comprehensive income (loss)	566	439	362	511	(155)	(1,236)	487
Comprehensive income attributable to non-controlling interest	—	—	—	(14)	(1)	—	(15)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$566	$439	$362	$497	$(156)	$(1,236)	$472

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Comprehensive Income
	Six Months Ended June 30, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$520	$456	$389	$566	$(257)	$(1,154)	$520
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	25	3	—	28
Total other comprehensive income	—	—	—	25	3	—	28
Comprehensive income (loss)	520	456	389	591	(254)	(1,154)	548
Comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	—
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$520	$456	$389	$591	$(254)	$(1,154)	$548

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated statements of cash flows

Condensed Consolidating Statement of Cash Flows
	Six Months Ended June 30, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$566	$439	$362	$600	$(150)	$(1,236)	$581
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(566)	(196)	(439)	(433)	398	1,236	—
Depreciation and amortization	—	236	—	90	519	—	845
Asset impairment	—	3	—	12	8	—	23
Amortization of debt issuance costs, debt discount, debt premium and lease premium	—	10	2	—	31	—	43
Amortization of fair value adjustments on debt	—	(46)	—	—	—	—	(46)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	2	—	—	5	—	7
Maintenance rights write-off	—	68	—	10	67	—	145
Maintenance liability release to income	—	(40)	—	(20)	(30)	—	(90)
Net gain on sale of assets	—	(48)	—	(5)	(47)	—	(100)
Deferred income taxes	—	36	(10)	27	35	—	88
Collections of finance and sales-type leases	—	20	—	11	14	—	45
Other	17	(6)	—	37	37	—	85
Cash flow from operating activities before changes in working capital	17	478	(85)	329	887	—	1,626
Working capital	302	521	(534)	(504)	109	—	(106)
Net cash provided by (used in) operating activities	319	999	(619)	(175)	996	—	1,520
Purchase of flight equipment	—	(287)	—	(180)	(1,016)	—	(1,483)
Proceeds from sale or disposal of assets	—	250	—	93	390	—	733
Prepayments on flight equipment	—	(210)	—	(1)	(368)	—	(579)
Net cash used in investing activities	—	(247)	—	(88)	(994)	—	(1,329)
Issuance of debt	—	2,107	630	4	1,416	—	4,157
Repayment of debt	—	(3,101)	—	(8)	(1,510)	—	(4,619)
Debt issuance costs paid, net of debt premium received	—	5	(2)	—	(11)	—	(8)
Maintenance payments received	—	109	—	50	199	—	358
Maintenance payments returned	—	(59)	—	(25)	(122)	—	(206)
Security deposits received	—	79	—	21	47	—	147
Security deposits returned	—	(55)	—	(19)	(67)	—	(141)
Dividend paid to non-controlling interest holders	—	—	—	—	(3)	—	(3)
Repurchase of shares and tax withholdings on share-based compensation	(320)	—	—	—	—	—	(320)
Net cash (used in) provided by financing activities	(320)	(915)	628	23	(51)	—	(635)
Net (decrease) increase in cash, cash equivalents and restricted cash	(1)	(163)	9	(240)	(49)	—	(444)
Effect of exchange rate changes	—	—	—	(1)	—	—	(1)
Cash, cash equivalents and restricted cash at beginning of period	3	318	6	738	350	—	1,415
Cash, cash equivalents and restricted cash at end of period	$2	$155	$15	$497	$301	$—	$970

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed Consolidating Statement of Cash Flows
	Six Months Ended June 30, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$520	$456	$389	$566	$(257)	$(1,154)	$520
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(532)	(152)	(456)	(457)	443	1,154	—
Depreciation and amortization	—	296	—	56	489	—	841
Asset impairment	—	—	—	—	16	—	16
Amortization of debt issuance costs, debt discount, debt premium and lease premium	—	9	3	2	28	—	42
Amortization of fair value adjustments on debt	—	(79)	—	—	(1)	—	(80)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	4	—	—	6	—	10
Maintenance rights write-off	—	65	—	7	88	—	160
Maintenance liability release to income	—	(46)	—	(8)	(59)	—	(113)
Net gain on sale of assets	—	(36)	—	(13)	(92)	—	(141)
Deferred income taxes	(2)	43	(10)	15	30	—	76
Other	35	1	—	13	(1)	—	48
Cash flow from operating activities before changes in working capital	21	561	(74)	181	690	—	1,379
Working capital	472	(1,445)	65	248	625	—	(35)
Net cash provided by (used in) operating activities	493	(884)	(9)	429	1,315	—	1,344
Purchase of flight equipment	—	(501)	—	(550)	(544)	—	(1,595)
Proceeds from sale or disposal of assets	—	579	—	120	497	—	1,196
Prepayments on flight equipment	—	(296)	—	—	(572)	—	(868)
Collections of finance and sales-type leases	—	24	—	14	8	—	46
Other	—	—	—	—	(21)	—	(21)
Net cash used in investing activities	—	(194)	—	(416)	(632)	—	(1,242)
Issuance of debt	—	1,793	—	—	650	—	2,443
Repayment of debt	—	(750)	—	(15)	(1,477)	—	(2,242)
Debt issuance costs paid, net of debt premium received	—	(16)	—	(1)	(23)	—	(40)
Maintenance payments received	—	126	—	42	195	—	363
Maintenance payments returned	—	(94)	—	(9)	(173)	—	(276)
Security deposits received	—	25	—	28	33	—	86
Security deposits returned	—	(29)	—	(28)	(36)	—	(93)
Dividend paid to non-controlling interest holders	—	—	—	—	(3)	—	(3)
Repurchase of shares and tax withholdings on share-based compensation	(509)	—	—	—	—	—	(509)
Net cash (used in) provided by financing activities	(509)	1,055	—	17	(834)	—	(271)
Net (decrease) increase in cash, cash equivalents and restricted cash	(16)	(23)	(9)	30	(151)	—	(169)
Effect of exchange rate changes	—	—	—	3	—	—	3
Cash, cash equivalents and restricted cash at beginning of period	21	222	14	1,237	530	—	2,024
Cash, cash equivalents and restricted cash at end of period	$5	$199	$5	$1,270	$379	$—	$1,858

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.